Income Taxes (Components Of The Provision (Benefit) For Income Taxes) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Federal
Current	$ (6)	$ (5)	$ (17)
Deferred	230	9	8
Total	224	4	(9)
Foreign Income Tax Expense (Benefit), Continuing Operations [Abstract]
Current	(122)	(61)	(55)
Deferred	92	(26)	(22)
Total	(30)	(87)	(77)
Other Income Tax Expense (Benefit), Continuing Operations [Abstract]
Current	(2)	0	0
Deferred	1	(1)	0
Total	(1)	(1)	0
Current Income Tax Expense (Benefit)	(130)	(66)	(72)
Deferred Income Tax Expense (Benefit)	323	(18)	(14)
Provision for income taxes	$ 193	$ (84)	$ (86)